Intangible Assets (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Apr. 30, 2019
Intangible Assets [Line Items]
Amortization expense		$ 0	$ 167,848
Impairment loss			716,000
Estimated fair value			$ 0
Maximum [Member]
Intangible Assets [Line Items]
Revenue decline percentage	65.00%
Minimum [Member]
Intangible Assets [Line Items]
Revenue decline percentage	35.00%
NCFM [Member]
Intangible Assets [Line Items]
Acquisition of intangible assets				$ 1,101,538
NCFM website [Member]
Intangible Assets [Line Items]
Acquisition of intangible assets				$ 41,000